Loans borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of short-term borrowings	Short-term borrowings consist of the following:
	As of December 31,
	2024	2023
Trade Financing Facilities	$79,268,515	$24,103,740

Schedule of long-term borrowings

Long-term borrowings consist of the following:

	As of December 31,
	2024	2023
Vendor installment loans	$744,480	$2,879,365
Bank term loan	536,592	583,461
Total	1,281,072	3,462,826
Less: current portion of loans payable	(776,753)	(2,909,764)
Long-term debt payable	$504,319	$553,062

Schedule of long-term borrowings maturity	Long-term borrowings maturities, excluding finance leases as follows:
For the year ending December 31,
2025	$776,753
2026	33,737
2027	35,269
2028	36,870
2029	38,544
Thereafter	359,899
Total	$1,281,072